Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA  19103-2921
Tel.  215.963.5000
Fax: 215.963.5001
www.morganlewis.com



May 4, 2007


VIA EDGAR

Filing Room
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:      The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-6400)
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Ladies and Gentlemen:

On behalf of The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectus and Statement of Additional Information for the Trust's Analytic Global Long-Short Fund and Analytic Short-Term Income Fund that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 97, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001135428-07-000146 on April 30, 2007.

Please do not hesitate to contact me at 215.963.5110 or Dianne Sulzbach at
202.739.5470 should you have any questions.


Sincerely,


/s/ John M. Ford
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John M. Ford